LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
LOSS PER SHARE
LOSS PER SHARE

17.   LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	2016	2017	2017	2017	2018	2018	2018	2018	2018	2018
	Ordinary
	shares	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Basic loss per share:
Numerator:
Net loss attributable to BEST Inc.	(1,363,480)	(612,133)	(219,898)	(395,862)	(320,514)	(46,615)	(124,319)	(18,081)	(63,155)	(9,186)
Accretion to redemption value of redeemable convertible preferred shares	(3,661,975)	—	—	—	—	—	—	—	—	—
Deemed dividend-Repurchase of redeemable convertible preferred shares	(160,891)	—	—	—	—	—	—	—	—	—
Deemed dividend-Modification of redeemable convertible preferred shares	(423,979)	—	—	—	—	—	—	—	—	—
Net loss attributable to ordinary shareholders—basic	(5,610,325)	(612,133)	(219,898)	(395,862)	(320,514)	(46,615)	(124,319)	(18,081)	(63,155)	(9,186)
Denominator:
Weighted average number of ordinary shares outstanding—basic	60,000,000	73,900,022	26,547,262	47,790,698	242,542,728	242,542,728	94,075,249	94,075,249	47,790,698	47,790,698
Basic loss per share	(93.51)	(8.28)	(8.28)	(8.28)	(1.32)	(0.19)	(1.32)	(0.19)	(1.32)	(0.19)

	2016	2017	2017	2017	2018	2018	2018	2018	2018	2018
	Ordinary
	shares	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Diluted loss per share:
Numerator:
Net loss attributable to ordinary shareholders—basic	(5,610,325)	(612,133)	(219,898)	(395,862)	(320,514)	(46,615)	(124,319)	(18,081)	(63,155)	(9,186)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 19)	—	(615,760)	—	—	(187,474)	(27,267)	—	—	—	—
Net loss attributable to ordinary shareholders—diluted	(5,610,325)	(1,227,893)	(219,898)	(395,862)	(507,988)	(73,882)	(124,319)	(18,081)	(63,155)	(9,186)
Denominator:
Weighted average number of ordinary shares outstanding—basic	60,000,000	73,900,022	26,547,262	47,790,698	242,542,728	242,542,728	94,075,249	94,075,249	47,790,698	47,790,698
Conversion of Class C and Class B to Class A ordinary shares (Note 19)	—	74,337,960	—	—	141,865,947	141,865,947	—	—	—	—
Weighted average number of ordinary shares outstanding - diluted	60,000,000	148,237,982	26,547,262	47,790,698	384,408,675	384,408,675	94,075,249	94,075,249	47,790,698	47,790,698
Diluted loss per share	(93.51)	(8.28)	(8.28)	(8.28)	(1.32)	(0.19)	(1.32)	(0.19)	(1.32)	(0.19)

For the year ended December 31, 2016, the computation of basic loss per share using the two-class method is not applicable as the Company is in a net loss position and the Preferred Shares do not have contractual rights and obligations to share in the losses of the Company. For the years ended December 31, 2017 and 2018, the two-class method is applicable because the Company has three classes of ordinary shares outstanding, Class A, Class B and Class C ordinary shares, respectively (Note 19). The effects of all outstanding Preferred Shares, share options and restricted share units were excluded from the computation of diluted loss per share for the years ended December 31, 2016, 2017 and 2018 as their effects would be anti-dilutive.